Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease expense

The following table summarizes the components of lease expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Operating lease cost	$1,210	$610	$3,434	$1,058
Short-term lease cost	187	241	636	523
Finance lease cost:
Amortization of right-of-use assets	61	—	160	—
Interest on lease liabilities	5	—	13	—
Total lease cost	$1,463	$851	$4,243	$1,581

The following table summarizes supplemental information related to leases (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,150	$723	$3,277	$1,506
Finance cash flows from financing leases	66	—	173	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	3,515	6,895	8,141
Right-of-use assets obtained in exchange for new finance lease liabilities	1,376	—	1,376	—
Weighted average remaining lease term:
Operating leases	5.4		5.4
Finance leases	4.3		4.3
Weighted average discount rate:
Operating leases	4.6%		4.6%
Finance leases	4.7%		4.7%

The following table summarizes the components of lease expense (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Operating lease cost	$1,764	$1,600	$1,708
Short-term lease cost	720	349	317
Sublease income	—	(74)	(42)
Total	$2,484	$1,875	$1,983

The following table summarizes supplemental information related to leases (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,856	$991	$1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	14,293	486	935

Schedule of maturity of operating lease liability

The additional right of use assets was primarily acquired in the Tree Technologies, Energica, WAVE, and Solectrac acquisitions. The facilities acquired are primarily office buildings and warehouses in Asia, Europe and U.S. locations where they conduct business.

The future minimum lease payments required under operating and financing lease obligations as of September 30, 2022, having initial or remaining non-cancelable lease terms in excess of one year are summarized as follows (in thousands):

	Operating	Finance
September 30, 2022	Leases	Leases	Total
2022 (excluding the nine months ended September 30, 2022)	$1,165	$114	$1,279
2023	4,707	409	5,116
2024	3,453	409	3,862
2025	3,187	409	3,596
2026	2,610	282	2,892
2026 and thereafter	4,354	160	4,514
Total undiscounted lease liabilities	19,476	1,783	21,259
Less: imputed interest	(2,790)	(182)	(2,972)
Net lease liabilities	$16,686	$1,601	$18,287

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
Years ending December 31	Costs
2022	$3,629
2023	3,647
2024	2,728
2025	2,281
2026	1,685
2027 and thereafter	222
Total lease payments	14,192
Less: Interest	(1,459)
Total	$12,733